Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	$ 46,862	$ 13,630
Gross unrealized holding gains
Gross unrealized holding (losses)		(800)	(144)
Amortized cost basis	[2]	47,662	13,774
Accrued interest on securities		450	77
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	1,588	7,749
Gross unrealized holding gains
Gross unrealized holding (losses)		(22)	(49)
Amortized cost basis	[2]	1,610	7,798
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	45,274	5,881
Gross unrealized holding gains
Gross unrealized holding (losses)		(778)	(95)
Amortized cost basis	[2]	$ 46,052	$ 5,976

[1]	Fair value is being determined using quoted market prices in active markets (Level 2).
[2]	Including accrued interest in the amount of US$ 77 thousand and US$ 450 thousand as of December 31, 2017 and 2018 respectively.